Restatement of Previously Issued Financial Statements - Summary of Restatement of Balance Sheet ,Statement of Operations and Cash Flow Statement (Detail) - USD ($)	3 Months Ended		5 Months Ended		6 Months Ended
	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2020	Jun. 30, 2021	Dec. 15, 2020	Jul. 31, 2020
Balance Sheet
Total Assets	$ 176,891,038		$ 177,701,799	$ 177,701,799	$ 176,891,038
Liabilities and Stockholders' Equity:
Total current liabilities	477,576		450,554	450,554	477,576
Deferred underwriting commissions	6,900,000		6,900,000	6,900,000	6,900,000
Derivative warrant liabilities	20,611,750		15,871,750	15,871,750	20,611,750
Total Liabilities	27,989,326		23,222,304	23,222,304	27,989,326
Class A common stock, $0.0001 par value; shares subject to possible redemption	143,901,702		149,479,490	149,479,490	143,901,702
Stockholders' Equity:
Preferred stock - $0.0001 par value
Additional paid-in capital	13,535,582		7,957,848	7,957,848	13,535,582
Accumulated deficit	(8,536,317)		(2,958,534)	(2,958,534)	(8,536,317)
Total stockholders' equity	5,000,010	$ 5,000,007	5,000,005	5,000,005	5,000,010		$ 0
Total Liabilities and Stockholders' Equity	176,891,038		177,701,799	177,701,799	176,891,038
Statement of Operations
Loss from operations	(600,885)			(192,510)	(870,820)
Other (expense) income:
Interest income on investments held in Trust Account				325
Financing costs - derivative warrant liabilities				(410,849)
Change in fair value of derivative warrant liabilities	(11,060,000)			(2,355,500)	(4,740,000)
Net loss	(11,657,781)	6,079,998		(2,958,534)	(5,577,783)
Statement of Cash Flows
Net loss	(11,657,781)	6,079,998		(2,958,534)	(5,577,783)
Change in fair value of derivative warrant liabilities	11,060,000			2,355,500	4,740,000
Financing costs - derivative warrant liabilities				410,849
Net cash used in operating activities				(537,611)	(705,985)
Net cash used in investing activities				(175,950,000)
Net cash provided by financing activities				177,729,837
Net decrease in cash				1,242,226	(705,985)
Common Class A [Member]
Stockholders' Equity:
Common stock	314		260	260	314
Total stockholders' equity	314	200	260	260	314		0
Other (expense) income:
Interest income on investments held in Trust Account	$ 3,104				$ 33,037
Net loss				$ 0
Basic and diluted weighted average shares outstanding	17,250,000			17,250,000	17,250,000
Basic and diluted net income (loss) per share	$ 0.00			$ 0	$ 0.00
Statement of Cash Flows
Net loss				$ 0
Common Class B [Member]
Stockholders' Equity:
Common stock	$ 431		431	431	$ 431
Total stockholders' equity	431	$ 431	431	431	431		$ 0
Other (expense) income:
Net loss	$ (11,657,781)			$ (2,959,000)	$ (5,577,783)
Basic and diluted weighted average shares outstanding	4,312,500			3,817,819	4,312,500
Basic and diluted net income (loss) per share	$ (2.70)			$ (0.77)	$ (1.29)
Statement of Cash Flows
Net loss	$ (11,657,781)			$ (2,959,000)	$ (5,577,783)
Previously Reported [Member]
Balance Sheet
Total Assets			177,701,799	177,701,799		$ 178,262,938
Liabilities and Stockholders' Equity:
Total current liabilities			450,554	450,554		919,531
Deferred underwriting commissions			6,900,000	6,900,000		6,900,000
Derivative warrant liabilities			0	0		0
Total Liabilities			7,350,554	7,350,554		7,819,531
Class A common stock, $0.0001 par value; shares subject to possible redemption			165,351,241	165,351,241		165,443,398
Stockholders' Equity:
Preferred stock - $0.0001 par value			0	0		0
Additional paid-in capital			5,191,654	5,191,654		5,099,498
Accumulated deficit			(192,185)	(192,185)		(100,023)
Total stockholders' equity			5,000,004	5,000,004		5,000,009
Total Liabilities and Stockholders' Equity			177,701,799	177,701,799		178,262,938
Statement of Operations
Loss from operations				(192,510)
Other (expense) income:
Interest income on investments held in Trust Account				325
Financing costs - derivative warrant liabilities			0	0
Change in fair value of derivative warrant liabilities			0	0
Total other (expense) income				325
Net loss			(192,185)	(192,185)
Statement of Cash Flows
Net loss			(192,185)	(192,185)
Adjustment to reconcile net loss to net cash used in operating activities			(345,426)
Change in fair value of derivative warrant liabilities			0	0
Financing costs - derivative warrant liabilities			0	0
Net cash used in operating activities			(537,611)
Net cash used in investing activities			(175,950,000)
Net cash provided by financing activities			177,729,837
Net decrease in cash			1,242,226
Previously Reported [Member] | Common Class A [Member]
Stockholders' Equity:
Common stock			104	$ 104		103
Other (expense) income:
Basic and diluted weighted average shares outstanding				17,250,000
Basic and diluted net income (loss) per share				$ 0
Previously Reported [Member] | Common Class B [Member]
Stockholders' Equity:
Common stock			431	$ 431		431
Other (expense) income:
Basic and diluted weighted average shares outstanding				3,817,819
Basic and diluted net income (loss) per share				$ (0.05)
Revision of Prior Period, Reclassification, Adjustment [Member]
Balance Sheet
Total Assets			0	$ 0		0
Liabilities and Stockholders' Equity:
Total current liabilities			0	0		0
Deferred underwriting commissions			0	0		0
Derivative warrant liabilities			15,871,750	15,871,750		13,516,250
Total Liabilities			15,871,750	15,871,750		13,516,250
Class A common stock, $0.0001 par value; shares subject to possible redemption			(15,871,750)	(15,871,750)		(13,516,250)
Stockholders' Equity:
Preferred stock - $0.0001 par value			0	0		0
Additional paid-in capital			2,766,194	2,766,194		410,717
Accumulated deficit			(2,766,349)	(2,766,349)		(410,849)
Total stockholders' equity			1	1		0
Total Liabilities and Stockholders' Equity			1	1		0
Statement of Operations
Loss from operations				0
Other (expense) income:
Interest income on investments held in Trust Account				0
Financing costs - derivative warrant liabilities			(410,849)	(410,849)
Change in fair value of derivative warrant liabilities			(2,355,500)	(2,355,500)
Total other (expense) income				(2,766,349)
Net loss			(2,766,349)	(2,766,349)
Statement of Cash Flows
Net loss			(2,766,349)	(2,766,349)
Adjustment to reconcile net loss to net cash used in operating activities			0
Change in fair value of derivative warrant liabilities			2,355,500	2,355,500
Financing costs - derivative warrant liabilities			410,849	410,849
Net cash used in operating activities			0
Net cash used in investing activities			0
Net cash provided by financing activities			0
Net decrease in cash			0
Revision of Prior Period, Reclassification, Adjustment [Member] | Common Class A [Member]
Stockholders' Equity:
Common stock			156	$ 156		132
Other (expense) income:
Basic and diluted weighted average shares outstanding				0
Basic and diluted net income (loss) per share				$ 0
Revision of Prior Period, Reclassification, Adjustment [Member] | Common Class B [Member]
Stockholders' Equity:
Common stock			0	$ 0		0
Other (expense) income:
Basic and diluted weighted average shares outstanding				0
Basic and diluted net income (loss) per share				$ (0.72)
Restated Balance [Member]
Balance Sheet
Total Assets			177,701,799	$ 177,701,799		178,262,938
Liabilities and Stockholders' Equity:
Total current liabilities			450,554	450,554		919,531
Deferred underwriting commissions			6,900,000	6,900,000		6,900,000
Derivative warrant liabilities			15,871,750	15,871,750		13,516,250
Total Liabilities			23,222,304	23,222,304		21,335,781
Class A common stock, $0.0001 par value; shares subject to possible redemption			149,479,491	149,479,491		151,927,148
Stockholders' Equity:
Preferred stock - $0.0001 par value			0	0		0
Additional paid-in capital			7,957,848	7,957,848		5,510,215
Accumulated deficit			(2,958,534)	(2,958,534)		(510,872)
Total stockholders' equity			5,000,005	5,000,005		5,000,009
Total Liabilities and Stockholders' Equity			177,701,800	177,701,800		178,262,938
Statement of Operations
Loss from operations				(192,510)
Other (expense) income:
Interest income on investments held in Trust Account				325
Financing costs - derivative warrant liabilities			(410,849)	(410,849)
Change in fair value of derivative warrant liabilities			(2,355,500)	(2,355,500)
Total other (expense) income				(2,766,024)
Net loss			(2,958,534)	(2,958,534)
Statement of Cash Flows
Net loss			(2,958,534)	(2,958,534)
Adjustment to reconcile net loss to net cash used in operating activities			(345,426)
Change in fair value of derivative warrant liabilities			2,355,500	2,355,500
Financing costs - derivative warrant liabilities			410,849	410,849
Net cash used in operating activities			(537,611)
Net cash used in investing activities			(175,950,000)
Net cash provided by financing activities			177,729,837
Net decrease in cash			1,242,226
Restated Balance [Member] | Common Class A [Member]
Stockholders' Equity:
Common stock			260	$ 260		235
Other (expense) income:
Basic and diluted weighted average shares outstanding				17,250,000
Basic and diluted net income (loss) per share				$ 0
Restated Balance [Member] | Common Class B [Member]
Stockholders' Equity:
Common stock			$ 431	$ 431		$ 431
Other (expense) income:
Basic and diluted weighted average shares outstanding				3,817,819
Basic and diluted net income (loss) per share				$ (0.77)